CONSOLIDATED BALANCE SHEET DECEMBER 31, 2024	Dec. 31, 2024 USD ($)
ASSETS
CASH	$ 2,751,386
RESTRICTED CASH
LIABILITIES AND MEMBERS' EQUITY
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	1,528,228
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	19,865,537
Block 40 L L C 2024 [Member]
ASSETS
RENTAL PROPERTY,NET	121,064,162
CASH	756,997
RESTRICTED CASH	2,697,817
TENANT RECEIVABLES, NET	107,919
ADVANCES TO AFFILIATES	238,695
PREPAID EXPENSES AND OTHER ASSETS	1,102,199
LIABILITIES AND MEMBERS' EQUITY
NOTE PAYABLE, NET	84,000,000
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	4,936,850
UNEARNED RENT	264,917
TENANT SECURITY DEPOSITS	347,622
MEMBERS’ EQUITY	36,418,400
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 125,967,789